Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Total employee benefits	€ 5,183	€ 4,985	€ 5,113
o/w non-current employee benefits	2,551	2,567	2,798
o/w current employee benefits	€ 2,632	€ 2,418	€ 2,316